Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Financial Instruments Measured at Fair Value on Recurring Basis

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at December 31, 2014 (revised)
	Total	Level 1	Level 2	Level 3
Assets
Money market fund	$7,892	$7,892	$—	$—

Liabilities
Series A warrant liability	$857	$857	$—	$—
Series B warrant liability	17,439	—	—	17,439

Total common stock warrant liability	$18,296	$857	$—	$17,439

	Fair Value Measurements at September 30, 2015
	Total	Level 1	Level 2	Level 3
Assets
Money market fund	$3,798	$3,798	$—	$—

Liabilities
Series A warrant liability	$1,819	$1,819	—	—
Series B warrant liability	3,851	—	—	3,851
Series C warrant liability	581	—	—	581

Total common stock warrant liability	$6,251	$1,819	$—	$4,432

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3
Assets
Money market fund	$1,256,752	$1,256,752	$—	$—

Liabilities
Convertible preferred stock warrant liability	$1,464,877	$—	$—	$1,464,877

	Fair Value Measurements at December 31, 2014 (revised)
	Total	Level 1	Level 2	Level 3
Assets
Money market fund	$7,892	$7,892	$—	$—

Liabilities
Series A warrant liability	$857	857	—	—
Series B warrant liability	$17,439	$—	$—	$17,439

Total common stock warrant liability	$18,296	$857	$—	$17,439

Summary of Changes in Fair Value of Level1 and Level 3 Financial Instruments

The following table sets forth a summary of the changes in the fair value of the Company’s Level 1 and Level 3 financial instruments, which are treated as liabilities, as follows:

	Series A Warrant		Series B Warrant		Series C Warrant
	Number of Warrants	Liability	Number of Warrants	Liability	Number of Warrants	Liability
		(in thousands)		(in thousands)		(in thousands)
Balance at December 31, 2014 (revised)	2,449,605	$857	2,449,605	$17,439	—	$—
Change in value of Series A Warrants	—	1,004	—	—	—	—
De-recognition of Series A Warrant liability upon exercise	(24,000)	(42)	—	—	—	—
De-recognition of Series B Warrant liability upon cash exercise of 589,510 warrants in Private Transaction (589,510 shares issued)	—	—	(589,510)	(6,430)	—	—
De-recognition of Series B Warrant liability for other cash exercises of 29,097 warrants (29,097 shares issued)	—	—	(29,097)	(317)	—	—
De-recognition of Series B Warrant liability upon cashless exercise of 1,302,052 warrants (4,180,159 shares issued)	—	—	(1,302,052)	(9,475)	—	—
De-recognition of Series B Warrant liability upon contribution of 468 warrants back to the Company	—	—	(468)	(3)	—	—
Change in value of Series B Warrants	—	—	—	2,643	—	—
Record Series C Warrant Liability (Private Transaction)	—	—	—	—	589,510	3,050
Record Series C Warrant Liability and de-recognition of Series B Warrant liability upon cash exercise of 905 warrants (905 shares issued) in the tender offer	—	—	(905)	(6)	905	1
Change in value of Series C Warrants	—	—	—	—	—	(2,470)
Balance at September 30, 2015	2,425,605	$1,819	527,573	$3,851	590,415	$581